Administrative Expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Administrative Expenses

13.       Administrative Expenses

The amount shown in the consolidated statements of comprehensive income is analyzed as follows:

	For the year ended December 31,
	2023	2022	2021
Personnel expenses	1,971	1,454	1,455
Audit fees	227	204	215
Consulting fees	275	271	329
Communication	21	16	16
Stationery	3	3	6
Greek tax authorities (note 17)	236	292	185
Other	808	636	404
Total	3,541	2,876	2,610